Salaries and other employee expenses - Restructuring Provision (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Restructuring Provision [Roll Forward]
Beginning balance	$ 0
Expenses recognized	3,468
Utilization	(891)
Ending balance	$ 2,577